Condensed Consolidated Balance Sheets (Current Period Unaudited) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Assets [Abstract]
Cash and cash equivalents	$ 1,561,712	$ 6,452,589
Accounts receivable	300,677	0
Prepaid expenses	1,981,134	1,433,153
Total current assets	3,843,523	7,885,742
Property and equipment, net	170,537	209,689
Other assets	81,010	1,187,788
Total assets	4,095,070	9,283,219
Current liabilities:
Accounts payable	3,983,696	2,802,950
Notes payable and accrued interest – related parties	142,292	0
Accrued expenses	2,278,308	716,931
Total current liabilities	6,404,296	3,519,881
Equity [Abstract]
Issued and outstanding shares – 4,178,700 and 1,977,152 at June 30, 2024 and December 31, 2023, respectively	4,179	1,977
Additional paid-in capital	112,964,554	110,125,146
Accumulated deficit	(115,277,959)	(104,363,785)
Total stockholders’ equity (deficit)	(2,309,226)	5,763,338
Total liabilities and stockholders’ equity (deficit)	$ 4,095,070	$ 9,283,219